Offerings - Offering: 1	Sep. 01, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A Common Stock, par value $0.0001 per share
Amount Registered | shares	1,802,203
Proposed Maximum Offering Price per Unit	7.49
Maximum Aggregate Offering Price	$ 13,498,500.47
Fee Rate	0.01381%
Amount of Registration Fee	$ 1,864.14
Offering Note	Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the "Securities Act"), this Registration Statement on Form S-8 also covers any additional shares of Class A common stock, par value $0.0001 per share ("Class A Common Stock"), of StablecoinX Inc. (the "Registrant") that may become issuable under the Registrant's 2026 Stock Incentive Plan (the "2026 Plan") by reason of any future stock splits, stock dividends or similar adjustments of the Class A Common Stock. The Amount Registered represents 1,802,203 shares of Class A Common Stock that may be issued under the 2026 Plan. The Proposed Maximum Offering Price Per Unit is estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(c) and Rule 457(h) of the Securities Act, based on the average of the high sales price ($8.07) and low sales price ($6.91) of the Class A Common Stock as reported on The Nasdaq Capital Market on September 2, 2026.